Fair Value Measurements (Fair Value of Assets and Liabilities Measured on Recurring Basis) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2016	Mar. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities		¥ 799,241	¥ 764,473
Derivative assets		10,526	20,020
Derivative liabilities			9,892
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities		799,241	764,473
Other investments	[1]	24,669	88,553
Derivative assets	[2]	17,828	30,407
Total assets		2,977,805	2,987,581
Derivative liabilities	[2]	49,135	48,324
Total liabilities		49,135	48,324
Fair Value, Measurements, Recurring | Japanese national government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		1,355,335	1,222,094
Fair Value, Measurements, Recurring | Japanese local government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		60,539	66,891
Fair Value, Measurements, Recurring | Japanese corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		143,981	108,869
Fair Value, Measurements, Recurring | Foreign government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		41,460	41,454
Fair Value, Measurements, Recurring | Foreign corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		418,547	464,848
Fair Value, Measurements, Recurring | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		115,321	199,992
Fair Value, Measurements, Recurring | Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		884
Marketable securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities		799,241	764,473
Total assets		943,556	935,777
Marketable securities | Fair Value, Measurements, Recurring | Japanese national government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		5,084	3,124
Marketable securities | Fair Value, Measurements, Recurring | Japanese local government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		6,515	1,474
Marketable securities | Fair Value, Measurements, Recurring | Japanese corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		5,727	27,030
Marketable securities | Fair Value, Measurements, Recurring | Foreign government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		2,309	136
Marketable securities | Fair Value, Measurements, Recurring | Foreign corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		124,680	139,540
Securities investments and other | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	[1]	24,669	88,553
Total assets		2,016,421	2,021,397
Securities investments and other | Fair Value, Measurements, Recurring | Japanese national government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		1,350,251	1,218,970
Securities investments and other | Fair Value, Measurements, Recurring | Japanese local government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		54,024	65,417
Securities investments and other | Fair Value, Measurements, Recurring | Japanese corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		138,254	81,839
Securities investments and other | Fair Value, Measurements, Recurring | Foreign government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		39,151	41,318
Securities investments and other | Fair Value, Measurements, Recurring | Foreign corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		293,867	325,308
Securities investments and other | Fair Value, Measurements, Recurring | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		115,321	199,992
Securities investments and other | Fair Value, Measurements, Recurring | Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		884
Other current assets/liabilities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	[2]	17,257	29,951
Total assets		17,257	29,951
Derivative liabilities	[2]	20,680	23,092
Total liabilities		20,680	23,092
Other noncurrent assets/liabilities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	[2]	571	456
Total assets		571	456
Derivative liabilities	[2]	28,455	25,232
Total liabilities		28,455	25,232
Level 1 | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities		501,448	452,830
Other investments	[1]	7,179	9,306
Derivative assets	[2]	437
Total assets		624,264	664,871
Derivative liabilities	[2]	668	612
Total liabilities		668	612
Level 1 | Fair Value, Measurements, Recurring | Foreign government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities			2,861
Level 1 | Fair Value, Measurements, Recurring | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		115,200	199,874
Level 2 | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities		297,793	311,643
Other investments	[1]	4,027	4,606
Derivative assets	[2]	17,391	30,407
Total assets		2,319,995	2,235,072
Derivative liabilities	[2]	48,467	47,712
Total liabilities		48,467	47,712
Level 2 | Fair Value, Measurements, Recurring | Japanese national government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		1,355,335	1,222,094
Level 2 | Fair Value, Measurements, Recurring | Japanese local government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		60,539	66,891
Level 2 | Fair Value, Measurements, Recurring | Japanese corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		140,635	105,363
Level 2 | Fair Value, Measurements, Recurring | Foreign government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		41,460	38,593
Level 2 | Fair Value, Measurements, Recurring | Foreign corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		402,694	455,357
Level 2 | Fair Value, Measurements, Recurring | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		121	118
Level 3 | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	[1]	13,463	74,641
Total assets		33,546	87,638
Level 3 | Fair Value, Measurements, Recurring | Japanese corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		3,346	3,506
Level 3 | Fair Value, Measurements, Recurring | Foreign corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		15,853	¥ 9,491
Level 3 | Fair Value, Measurements, Recurring | Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		¥ 884

[1]	Other investments include certain hybrid financial instruments and certain private equity investments.
[2]	Derivative assets and liabilities are recognized and disclosed on a gross basis.